Note 6 - Patents - Intangible Assets and Accumulated Amortization (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Patent asset	$ 2,006,443	$ 2,006,443
Accumulated amortization	(1,337,507)	(1,242,900)
Net intangibles	$ 668,936	$ 763,543